WARRANT DERIVATIVE LIABILITY (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 10, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	May 12, 2019	Jun. 02, 2018	Jun. 22, 2017
Class of Warrant or Right [Line Items]
Gain loss on sale of derivatives			$ 1,158,197		$ 1,158,197
Series G and H Warrants [Member]
Class of Warrant or Right [Line Items]
Issuance of common stock shares			12,019
Fair value of warrants			$ 49,278
Extinguishment of Derivative Liabilities For Warrants [Member]
Class of Warrant or Right [Line Items]
Stockholders equity period increase decrease						49,277
Derivative Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Derivative liabilities		$ 0		$ 0		$ 0	1,207,475	$ 2,207,475
Fair value adjustment of derivatives							$ 1,000,000
Series F Warrant [Member]
Class of Warrant or Right [Line Items]
Amount of cash											$ 36.00
Series G Warrant [Member]
Class of Warrant or Right [Line Items]
Amount of cash		$ 22.00		$ 22.00						$ 22.00
Class of warrant or right, exercised	34,013
Stock issued during period, shares, warrants exercised	3,402
Series H Warrant [Member]
Class of Warrant or Right [Line Items]
Amount of cash						$ 10.66			$ 10.66
Class of warrant or right, exercised	43,077
Stock issued during period, shares, warrants exercised	8,617
Gain loss on sale of derivatives			$ 1,158,197			$ 1,158,197